CAPITAL DEFICIENCY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
CAPITAL DEFICIENCY

NOTE 7 - CAPITAL DEFICIENCY:

a.	Ordinary Shares

Class A Ordinary Shares

On November 20, 2020 the Company issued 100,000 Class A ordinary shares of $0.0001 par value each to designees of the Representative (hereafter – the Representative Shares) for a consideration equal to the par value of the shares. The Representative Shares are deemed to be underwriters’ compensation by FINRA pursuant to Rule 5110 of the FINRA Manual.

The Company accounted for the issuance of the Representative Shares as compensation expenses amounting to $860, with a corresponding credit to Additional Paid-In Capital, for the excess value over the consideration paid. The Company estimated the fair value of the issuance based upon the price of Class B Ordinary Shares that were issued to the Sponsor.

Pursuant to the initial Public Offering and the concurrent Private Placement that were each effected in two closings – on February 19, 2021 and March 3, 2021 – the Company issued and sold an aggregate of 11,500,000 and 380,000 Class A ordinary shares as part of the Units sold in those respective transactions. The Units (which also included Warrants) were sold at a price of $10 per Unit, and for an aggregate consideration of $115 million and $3.8 million in the Public Offering and Private Placement, respectively. See Note 3 above for further information regarding those share issuances.

The Company classified its 11,500,000 Public Class A ordinary shares as temporary equity. The remaining 480,000 Private Class A ordinary shares were classified as permanent equity.

In conjunction with the First and Second Extensions, 8,910,433 and 2,074,548 Class A Ordinary Shares subject to possible redemption were redeemed, respectively, for their redemption value, including accrued interest. As part of the partial redemptions approximately $113 million has been withdrawn from the Investments held in Trust Account.

Class B Ordinary Shares

On November 20, 2020, the Company issued 2,875,000 Class B ordinary shares of $0.0001 par value each for a total consideration of $25 thousand to the Sponsor’s wholly-owned Delaware subsidiary.

Class B ordinary shares are convertible into non-redeemable Class A ordinary shares, on a one-for-one basis, automatically on the day of the Business Combination or at the election of the holder thereof at any time prior to the Business Combination. Class B ordinary shares also possess the sole right to vote for the election or removal of directors, until the consummation of an Initial Business Combination.

Following the Second Extension Meeting, the Sponsor converted 2,874,999 of its Class B ordinary shares into Class A ordinary shares on a one to one basis.

b.	Preferred shares

The Company is authorized to issue up to 5,000,000 Preferred Shares of $0.0001 par value each. As of June 30, 2024, the Company has no preferred shares issued and outstanding.

NOTE 7 — CAPITAL DEFICIENCY:

a.	Ordinary Shares

Class A Ordinary Shares

On November 20, 2020 the Company issued 100,000 Class A ordinary shares of $0.0001 par value each to designees of the Representative (hereafter — the Representative Shares) for a consideration equal to the par value of the shares. The Representative Shares are deemed to be underwriters’ compensation by FINRA pursuant to Rule 5110 of the FINRA Manual.

The Company accounted for the issuance of the Representative Shares as compensation expenses amounting to $860, with a corresponding credit to Additional Paid-In Capital, for the excess value over the consideration paid. The Company estimated the fair value of the issuance based upon the price of Class B Ordinary Shares that were issued to the Sponsor.

Pursuant to the initial Public Offering and the concurrent Private Placement that were each effected in two closings — on February 19, 2021 and March 3, 2021 — the Company issued and sold an aggregate of 11,500,000 and 380,000 Class A ordinary shares as part of the Units sold in those respective transactions. The Units (which also included Warrants) were sold at a price of $10 per Unit, and for an aggregate consideration of $115 million and $3.8 million in the Public Offering and Private Placement, respectively. See Note 3 above for further information regarding those share issuances.

The Company classified its 11,500,000 Class A ordinary shares subject to possible redemption as temporary equity. The remaining 480,000 Private Class A ordinary shares were classified as permanent equity.

In conjunction with the First and Second Extensions, 8,910,433 and 2,074,548 Class A Ordinary Shares subject to possible redemption were redeemed, respectively, for their redemption value, including accrued interest. As part of the partial redemptions approximately $113 million has been withdrawn from the Investments held in Trust Account.

Class B Ordinary Shares

On November 20, 2020 the Company issued 2,875,000 Class B ordinary shares of $0.0001 par value each for a total consideration of $25 thousand to the Sponsor’s wholly-owned Delaware subsidiary. Out of the 2,875,000 Class B ordinary shares, up to 375,000 were subject to forfeiture if the underwriters were to not exercise their over-allotment in full or in part. Because the underwriters exercised their over-allotment option in full on March 3, 2021 that potential forfeiture did not occur.

Class B ordinary shares are convertible into non-redeemable Class A ordinary shares, on a one-for-one basis, automatically on the day of the Business Combination or at the election of the holder thereof at any time prior to the Business Combination. Class B ordinary shares also possess the sole right to vote for the election or removal of directors, until the consummation of an Initial Business Combination.

Refer to Note 5(b) for information regarding the conversion of Class B ordinary shares into Class A ordinary shares following the Second Extension Meeting.

b.	Preferred shares

The Company is authorized to issue up to 5,000,000 Preferred Shares of $0.0001 par value each. As of December 31, 2023 the Company has no preferred shares issued and outstanding.